Organization and Operations	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
Organization and Operations
References to the terms “we”, “our”, “us”, “Stonegate” or the “Company” used throughout these Notes to Consolidated Financial Statements refer to Stonegate Mortgage Corporation and, unless the context otherwise requires, its wholly-owned subsidiaries. The Company was initially incorporated in the State of Indiana in January 2005. As a result of an acquisition and subsequent merger with Swain Mortgage Company in 2009, the Company is now an Ohio corporation. The Company’s headquarters is in Indianapolis, Indiana.
The Company is a non-bank integrated mortgage company focused on the U.S. residential mortgage market and is comprised of three operating segments: Originations, Servicing and Financing. Since the date of the Company’s IPO, the
Company has continued its development of internal management reporting. Such development has resulted in changes in the information that is provided to the Company’s chief operating decision maker. Accordingly, during the quarter ended
September 30, 2014, management re-evaluated this information in relation to its definition of its operating segments. As a result of this new information provided to the chief operating decision maker, management has concluded that its Mortgage Banking operations should be disclosed as three segments: Originations, Servicing and Financing. Prior period segment disclosures have been restated to conform segment disclosures. See Note 20. This determination is based on the Company’s current organizational structure, which reflects how the chief operating decision maker evaluates the performance of the business.

The Company originates, acquires, sells, finances and services residential mortgage loans. The Company predominantly sells mortgage loans to the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), to the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), to financial institution secondary market investors and in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) pools of mortgage backed securities (“MBS”). Both FNMA and FHLMC are considered government-sponsored enterprises ("GSEs"). The Originations segment primarily originates and sells residential mortgage loans, which conform to the underwriting guidelines of the GSEs and government agencies and non-agency whole loan investors. The Company’s integrated and scalable residential mortgage banking platform enables us to efficiently and effectively originate, acquire, sell, finance and service residential mortgage loans. The Company’s platform and operating model provides its constituents visibility and access to essential data, documents and analytics related to the loan and originator performance over time. The Servicing segment includes loan administration, collection and default activities, including the collection and remittance of loan payments, responding to customer inquiries, collection of principal and interest payments, holding custodial funds for the payment of property taxes and insurance premiums, counseling delinquent mortgagors, modifying loans and supervising foreclosures on the Company’s property dispositions. The Financing segment includes warehouse-lending activities to correspondent customers by the Company’s NattyMac subsidiary, which commenced operations in July 2013.
The Company’s principal sources of revenue include (i) gain on sale of mortgage loans from loan securitizations and whole loan sales, and fee income from originations, (ii) fee income from loan servicing, and (iii) fee and net interest income from its financing facilities.